Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of detailed information about inventories	The following table summarises the inventory outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Finished goods	804	839
Raw materials and supplies	549	585
Spare parts and other	194	184
Total inventories	1,547	1,608